Note 8 - Convertible Notes (Details) (USD $)	1 Months Ended	0 Months Ended			3 Months Ended		12 Months Ended											16 Months Ended	208 Months Ended	211 Months Ended		1 Months Ended	12 Months Ended												0 Months Ended	1 Months Ended	12 Months Ended										8 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended				2 Months Ended	12 Months Ended	0 Months Ended		8 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Nov. 20, 2013	Jun. 11, 2013	May 09, 2013	Nov. 03, 2005	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2013	Mar. 31, 2014	Jan. 03, 2012	Apr. 26, 2013 Stock Issued as Collateral [Member] TCA Debentures [Member]	Dec. 31, 2013 Stock Issued as Collateral [Member]	Dec. 31, 2012 Related to Conversion Feature [Member] Individual Convertible Notes [Member]	Oct. 09, 2013 Convertible Debt [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant 0.25 [Member]	Dec. 31, 2012 Warrant 0.25 [Member]	Dec. 31, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant .50 [Member]	Dec. 31, 2012 Warrant .50 [Member]	Apr. 25, 2013 Warrants, Related to Individual Convertible Notes [Member] Individual Convertible Notes 2013 [Member]	Mar. 02, 2013 Warrants, Related to Individual Convertible Notes [Member]	Aug. 28, 2013 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Minimum [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Maximum [Member]	Mar. 31, 2014 September 3, 2013 Note [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 September 3, 2013 Note [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 October 21 and December 19 Notes [Member] Asher Note 2013 [Member]	Dec. 31, 2013 October 31, November 27 and December 24 Notes [Member] Carebourn Note 2013 [Member]	Dec. 31, 2013 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2013 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2013 TCA Debentures [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Feb. 22, 2011 JMJ Note [Member]	Mar. 31, 2014 JMJ Note [Member]	Mar. 31, 2013 JMJ Note [Member]	Dec. 31, 2013 JMJ Note [Member]	Dec. 31, 2012 JMJ Note [Member]	Feb. 28, 2014 Asher Note 2014 [Member]	Mar. 31, 2014 Asher Note 2014 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 10, 2013 Asher Note 2013 [Member]	Mar. 31, 2014 Asher Note 2013 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 31, 2013 Asher Note 2013 [Member]	Oct. 21, 2013 Asher Note 2013 [Member]	Feb. 28, 2013 Asher Note 2013 [Member]	Mar. 17, 2014 Carebourn Note 2014 [Member]	Mar. 31, 2014 Carebourn Note 2014 [Member]	Apr. 26, 2013 2013 TCA Purchase Agreement [Member]	Dec. 31, 2013 2013 TCA Purchase Agreement [Member]	Mar. 31, 2014 2013 TCA Purchase Agreement [Member]	May 09, 2013 TCA Debentures [Member]	Dec. 31, 2013 TCA Debentures [Member]	Apr. 26, 2013 TCA Debentures [Member]	Oct. 09, 2013 Individual Convertible Notes 2013 [Member]	Sep. 03, 2013 Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Individual Convertible Notes 2013 [Member]	Mar. 31, 2014 Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Individual Convertible Notes 2013 [Member]	Mar. 17, 2014 Individual Convertible Notes [Member]	Mar. 31, 2014 Individual Convertible Notes [Member]	Dec. 31, 2013 Individual Convertible Notes [Member]	Dec. 31, 2012 Individual Convertible Notes [Member]	Dec. 10, 2013 Asher Notes 2012 [Member]	Oct. 21, 2013 Asher Notes 2012 [Member]	Feb. 28, 2013 Asher Notes 2012 [Member]	Dec. 31, 2013 Asher Notes 2012 [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Nov. 27, 2013 Carebourn Note 2013 [Member]	Oct. 31, 2013 Carebourn Note 2013 [Member]	Mar. 19, 2013 Carebourn Note 2013 [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Dec. 31, 2013 Carebourn Note 2013 [Member]	May 09, 2013 TCA Note [Member]	Jan. 03, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2012 TCA Note [Member]	Jan. 03, 2012 TCA Note [Member]	Apr. 26, 2013 2013 TCA Purchase Agreement [Member]	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																																												$ 75,000		$ 75,000					$ 1,050,000	$ 191,663		$ 191,663													$ 250,000					$ 250,000		$ 35,000	$ 50,000																						$ 225,000
Debt Instrument, Interest Rate, Stated Percentage																									12.00%																										8.00%	8.00%															12.00%							8.00%				8.00%			8.00%																12.00%	12.00%
Percentage Of Common Stock Closing Price																																																			70.00%																											55.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																			$ 0.015					$ 0.00005		$ 0.00009	$ 0.00005		$ 0.00009		$ 0.00005	$ 0.00009	$ 0.00009																								$ 0.00009
Debt Instrument, Unamortized Discount							0	42,534											0																					14,384	23,398	94,486	45,264	0	42,534						450,000	0		11,229	106,691		93,126									38,673	17,500	53,859	12,072							1,765	19,424		28,473	0	55,952
Interest Expense, Debt																								182,733																												11,229	19,726	95,462	80,000													11,781						2,837		9,014	11,602			42,534	885,418
Proceeds from Notes Payable																																																								53,000		35,000																								47,500	42,500	42,500
Debt Instrument, Convertible, Beneficial Conversion Feature							170,639	237,774	94,624																																															72,298			266,925		42,500				31,493		218,053						35,709	37,837				69,376			777,766								49,091	115,642						174,448
Interest on Convertible Debt, Net of Tax					(75,167)		(200,404)	(182,733)											(596,878)	(672,045)																																				19,298	54,360		141,925			30,514			16,493	21,591										17,660	16,285	39,376	1,528						66,930					55,642	14,736
Convertible Debt																																																									143,000									75,000
Debt Conversion, Converted Instrument, Amount							36,400	1,420,446																																															15,498					35,000		42,500																		25,000					92,500						60,000		27,840
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							13,753,045	13,669,072																																															180,000					2,440,149		4,857,358													1,000,000					353,727					2,726,118						3,779,454	1,750,000	300,000		1,111,825
Proceeds from Convertible Debt																																																																	15,000								140,862					15,000								17,500	10,000	32,500	60,000
Common Stock Purchase Agreement, Amount to be Purchased																																																	2,000,000																		2,000,000
Fair Value Inputs, Discount Rate					0.12%																																																														7.00%
Repayments of Notes Payable																																																																				77,656
Debt Instrument Convertible Price Percentage of Weighted Average Price of Common Stock																																																																			85.00%
Stock Issued During Period, Shares, New Issues (in Shares)		250,000					100,000															9,375,000	9,375,000																											559,268
Stock Issued During Period, Value, New Issues				625,066				516,111														9,375
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																																						2,000,000
Facility Fee Satisfied																																																		51,924																				100,000
Leak Out Provision Threshold Amount																																																																						100,000																						80,000
Debt Issuance Cost			160,000
Unsold Shares (in Shares)																																															2,000,000
Increase (Decrease) in Other Accrued Liabilities																																																60,000																							60,000																							29,642
Share Price (in Dollars per share)							$ 0.02												$ 0.02																												$ 0.02																								$ 0.02																							$ 0.02	$ 0.02
Shares, Issued (in Shares)																																															0
Percentage of Average Daily Volume								75.00%																																																																		75.00%
Amortization of Debt Discount (Premium)					156,405	103,067	571,639	1,428,978											2,432,857	2,589,262																																																																					49,091
Facility Fee Payable																																																	100,000
Debt Instrument, Multiplier to Calculate Conversion Price																					95.00%
Stock Issued During Period, Value, Conversion of Convertible Securities							366,999	2,318,772	962,296	530,756	306,741	133,030	18,750	69,201	102,803	7,500	55,000	129,000																																																																										140,000
Debt Conversion, Original Debt, Amount																																																																																												106,987
Gains (Losses) on Extinguishment of Debt						(6,250)	(34,202)	13,202											(173,914)	(173,914)																																																																								(33,013)
Sale of Stock Third Party, Number of Shares Issued in Transaction (in Shares)																																															638,175
Sale of Stock Third Party Consideration Received on Transaction																																															28,122
Proceeds from Issuance of Debt					98,000	102,500	762,602	1,450,501											3,738,603	3,836,603																																																													956,501
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																										140,000	200,000		3,826,005	70,000	100,000		1,913,003		2,859,008
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																										0.25	0.25	0.125	0.25	0.50	0.50	0.25	0.50
Proceeds From Issuance of Debt Allocated to Warrants																																					347,097
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																					$ 589,416
Fair Value Assumptions, Risk Free Interest Rate					0.13%		0.13%																														3.90%																																																																0.11%			0.16%
Fair Value Assumptions, Expected Volatility Rate																																						155.60%	218.64%																																																												224.00%	256.00%	130.00%	273.00%	394.00%	219.00%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)																																					$ 0
Fair Value Assumptions, Expected Term																																						109 days	1 year																																																												0 years	25 days	3 days	262 days	255 days	2 years 36 days
Modification Expense																																			148,127	40,501
Fair Value Adjustment of Warrants	21,745
Warrants and Rights Outstanding																																		$ 3,526																																											$ 2,588
Threshold for Convertible Notes Beneficial Ownership																																																																									4.99%